UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06377

Dreyfus Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	08/31/17

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus AMT-Free Municipal Bond Fund

ANNUAL REPORT August 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus AMT-Free Municipal Bond Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus AMT-Free Municipal Bond Fund, covering the 12-month period from September 1, 2016 through August 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of new record highs and bonds produced mixed results over the past year in response to changing economic and political conditions. Financial markets during the final months of 2016 were dominated by the election of a new U.S. presidential administration. Equities surged higher in anticipation of more business-friendly regulatory, tax, and fiscal policies, but high-quality bonds generally lost value due to expectations of rising interest rates and accelerating inflation in a stronger economy. Despite a series of short-term interest-rate hikes, bonds recovered over the first eight months of 2017 when it became clearer that major tax and fiscal reforms would take time and political capital to enact. Stocks continued to rally, led by large growth-oriented companies, as corporate earnings grew and global economic conditions improved.

The markets’ recent strong performance has been supported by solid underlying fundamentals. While we currently expect these favorable conditions to persist, we remain watchful for economic and political developments that could derail the rallies. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
September 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from September 1, 2016 through August 31, 2017, as provided by Daniel Rabasco and Thomas Casey, Primary Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended August 31, 2017, Dreyfus AMT-Free Municipal Bond Fund’s Class A shares achieved a total return of 0.11%, Class C shares returned -0.64%, Class I shares returned 0.29%, Class Y shares returned 0.46%, and Class Z shares returned 0.34%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), produced a total return of 0.88%.2

Municipal bonds produced modestly positive returns over the reporting period when moderating long-term interest rates and improving supply-and-demand dynamics offset earlier market weakness. The fund underperformed the Index due to its modestly long duration amid heightened market volatility during the final months of 2016.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by Dreyfus.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Supply-and-Demand Dynamics Buoyed Municipal Bonds

The reporting period began in the midst of heightened market volatility stemming from a flood of new securities as issuers sought to lock in low financing rates in advance of short-term interest-rate hikes from the Federal Reserve Board. In addition, the unexpected election in November of a new presidential administration sparked uncertainty regarding potential changes in tax policy.

These negative trends reversed in early 2017, and municipal bonds rebounded steadily from low valuations as the supply of newly issued securities moderated, demand increased, and investors realized that tax reform was far from certain. As a result, the Index produced a positive total return for the reporting period overall.

Although growth in tax revenues has slowed and several states are facing pressure from underfunded pension systems, credit conditions have remained stable for most municipal bond issuers. Solid credit fundamentals helped lower-rated municipal bonds outperform their higher-quality counterparts over the reporting period.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Higher-Yielding Securities Supported Fund Results

Although the fund performed well in the municipal market rally that subsequently prevailed during the first eight months of 2017, its relatively constructive investment posture made it more sensitive to the damaging effects of higher bond yields in the immediate wake of the 2016 presidential election. Consequently, the fund mildly trailed the Index for the reporting period overall.

In contrast, a relatively long average duration and overweighted exposure to intermediate-term securities helped the fund benefit from declining interest rates over the reporting period’s second half. In addition, an emphasis on higher-yielding revenue-backed bonds—and a correspondingly underweighted position in lower-yielding general obligation bonds—enabled the fund to maintain a yield advantage over the Index. The fund achieved particularly favorable contributions from revenue bonds backed by the states’ settlement of litigation with U.S. tobacco companies. Bonds issued on behalf of health care and transportation facilities also added value, as did a lack of exposure to distressed, uninsured Puerto Rico securities. These positions more than offset relatively weak results from higher-quality securities and state general obligation bonds.

Positioned for a Constructive Market Environment

In the wake of the municipal bond market’s recent rally, yield differences have narrowed along the market’s credit-quality spectrum. In addition, short- and long-term interest rates are expected to rise in a growing economy. On the other hand, inflation has remained muted, supply-and-demand dynamics have stayed positive, and credit fundamentals remain solid. Therefore, we remain cautiously optimistic regarding the prospects for the municipal bond market over the foreseeable future.

As of the reporting period’s end, we have reduced the fund’s average duration to a more moderately long position, and we have maintained the fund’s emphasis on higher-yielding revenue-backed bonds, including those issued on behalf of the states’ tobacco settlement, transportation facilities, hospitals, and essential municipal services.

September 15, 2017

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Neither Class I, Class Y, nor Class Z shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risks compared with investment-grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus AMT-Free Municipal Bond Fund Class A shares, Class C shares, Class I shares, Class Y shares and Class Z and the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”)

† Source: Lipper Inc.

†† The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).

The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, Class Y and Class Z shares of Dreyfus AMT-Free Municipal Bond Fund on 8/31/07 to a $10,000 investment made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The fund covers the USD-denominated long-term tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 8/31/17
	Inception
	Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	3/31/03	-4.41%	2.23%	3.88%
without sales charge	3/31/03	0.11%	3.18%	4.36%
Class C shares
with applicable redemption charge †	3/31/03	-1.61%	2.40%	3.58%
without redemption	3/31/03	-0.64%	2.40%	3.58%
Class I shares	12/15/08	0.29%	3.41%	4.61%††
Class Y shares	7/1/13	0.46%	3.50%††	4.64%††
Class Z shares	5/6/94	0.34%	3.39%	4.59%
Bloomberg Barclays U.S. Municipal Bond Index		0.88%	3.23%	4.73%

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).

The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to Dreyfus.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Bond Fund from March 1, 2017 to August 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2017

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.60	$7.43	$2.31	$2.31	$2.42
Ending value (after expenses)	$$1,038.20	$1,034.30	$1,038.70	$1,039.70	$1,039.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2017

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.57	$7.37	$2.29	$2.29	$2.40
Ending value (after expenses)	$1,021.68	$1,017.90	$1,022.94	$1,022.94	$1,022.84

† Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class I, .45% for Class Y and .47% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS
August 31, 2017

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9%
Alabama - 3.3%
Alabama Public School and College Authority, Capital Improvement Revenue	5.00	1/1/19	5,000,000		5,277,200
Birmingham Water Works Board, Water Revenue	5.00	1/1/32	6,140,000		7,331,528
Birmingham Water Works Board, Water Revenue (Prerefunded)	5.00	1/1/21	1,395,000	[a]	1,578,443
Black Belt Energy Gas District, Gas Supply Revenue	4.00	6/1/21	5,000,000		5,431,100
Jefferson County, Revenue, Refunding	5.00	9/15/32	2,000,000		2,373,440
Jefferson County, Senior Lien Sewer Revenue Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/42	14,000,000	[b]	12,045,460
				34,037,171
Alaska - .5%
Northern Tobacco Securitization Corporation of Alaska, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	5,200,000		4,997,356
Arizona - .6%
Arizona Board of Regents, Stimulus Plan for Economic and Educational Development Revenue (Arizona State University)	5.00	8/1/31	3,770,000		4,473,030
La Paz County Industrial Development Authority, Education Facility LR (Charter Schools Solutions-Harmony Public Schools Project)	5.00	2/15/36	1,750,000	[c]	1,907,220
				6,380,250
California - 7.8%
Anaheim Housing and Public Improvements Authority, Revenue (Electric Utility Distribution System Refunding and Improvements)	5.00	10/1/29	2,400,000		2,768,808
Bay Area Toll Authority, San Francisco Bay Area Subordinate Lien Toll Bridge Revenue (Prerefunded)	5.00	4/1/23	3,900,000	[a]	4,705,623
California, Economic Recovery Bonds (Prerefunded)	5.00	7/1/19	2,000,000	[a]	2,152,940
California, GO (Various Purpose)	5.00	8/1/29	3,400,000		4,169,760
California, GO (Various Purpose)	5.25	3/1/30	2,500,000		2,764,850
California, GO (Various Purpose)	5.50	11/1/35	3,575,000		4,060,342
California, GO (Various Purpose)	6.00	11/1/35	3,000,000		3,321,450
California, GO (Various Purpose)	5.00	8/1/36	5,000,000		5,949,450

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
California - 7.8% (continued)
California Health Facilities Financing Authority, Revenue (Providence Saint Joseph Health)	4.00	10/1/36	5,000,000		5,313,050
California Health Facilities Financing Authority, Revenue (Sutter Health)	5.00	11/15/46	4,750,000		5,521,447
California State Public Works Board, LR (Department of Corrections and Rehabilitation) (Various Correctional Facilities)	5.00	9/1/27	5,260,000		6,279,651
California Statewide Communities Development Authority, Revenue (Kaiser Permanente)	5.00	4/1/42	5,000,000		5,646,700
Glendale Community College District, GO (Insured; National Public Finance Guarantee Corp.)	0.00	8/1/21	1,520,000	[d]	1,447,450
Golden State Tobacco Securitization Corporation, Revenue	5.00	6/1/27	3,875,000		4,684,022
Los Angeles, Wastewater System Revenue (Prerefunded)	5.75	6/1/19	1,125,000	[a]	1,221,356
Los Angeles, Wastewater System Revenue (Prerefunded)	5.75	6/1/19	1,375,000	[a]	1,492,769
North Natomas Community Facilities District Number 4, Special Tax Bonds	5.00	9/1/30	1,000,000		1,130,950
Sacramento County, Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,074,920
Sacramento County, Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,076,000
San Francisco City and County Public Utilities Commission, San Francisco Water Revenue (Prerefunded)	5.00	11/1/19	3,280,000	[a]	3,574,544
South Orange County Public Financing Authority, Special Tax Senior Lien Revenue (Ladera Ranch)	5.00	8/15/25	1,000,000		1,135,650
Southern California Power Authority, Revenue (Apex Power Project)	5.00	7/1/37	2,175,000		2,566,913
Successor Agency to the Redevelopment Agency of the City of Pittsburg, Subordinate Tax Allocation Revenue (Los Medanos Community Development Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/29	2,020,000		2,416,344
Tustin Unified School District Community Facilities District Number 97-1, Senior Lien Special Tax Bonds (Insured; Assured Guaranty Municipal Corp.) (Escrowed to Maturity)	0.00	9/1/21	1,615,000	[d]	1,538,304

9

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
California - 7.8% (continued)
University of California Regents, General Revenue (Prerefunded)	5.75	5/15/19	2,000,000	[a]	2,168,260
				80,181,553
Colorado - 2.9%
City and County of Denver, Airport System Subordinate Revenue	5.00	11/15/43	15,000,000		16,803,750
Colorado Educational and Cultural Facilities Authority, Charter School Revenue (American Academy Project) (Prerefunded)	8.00	12/1/18	1,000,000	[a]	1,107,610
Colorado Health Facilities Authority, HR (Children's Hospital Colorado Project)	5.00	12/1/41	1,500,000		1,714,410
Colorado Health Facilities Authority, Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,200,000		1,257,276
Colorado Health Facilities Authority, Revenue (Catholic Health Initiatives)	5.00	7/1/38	2,900,000		3,104,537
Colorado Health Facilities Authority, Revenue (Catholic Health Initiatives)	5.25	1/1/45	3,000,000		3,227,550
Denver Convention Center Hotel Authority, Convention Center Hotel Senior Revenue	5.00	12/1/31	1,500,000		1,745,955
E-470 Public Highway Authority, Senior Revenue	5.38	9/1/26	1,000,000		1,090,210
				30,051,298
Connecticut - 1.1%
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	10/1/29	5,000,000		5,740,050
Hartford County Metropolitan District, Clean Water Project Revenue (Green Bonds)	5.00	11/1/33	4,540,000		5,196,983
				10,937,033
District of Columbia - 1.0%
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds	0.00	6/15/46	17,000,000	[d]	2,431,850
Metropolitan Washington Airports Authority, Airport System Revenue	5.00	10/1/35	4,000,000		4,405,600
Washington Metropolitan Area Transit Authority, Gross Transit Revenue (Prerefunded)	5.13	7/1/19	1,000,000	[a]	1,078,160
Washington Metropolitan Area Transit Authority, Gross Transit Revenue (Prerefunded)	5.25	7/1/19	1,750,000	[a]	1,890,753
				9,806,363
Florida - 7.0%
Broward County, Airport System Revenue	5.38	10/1/29	2,535,000		2,759,347
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue	5.00	6/1/25	15,500,000		18,849,240

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Florida - 7.0% (continued)
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue	5.00	6/1/21	3,535,000		4,016,290
Florida Department of Transportation, Turnpike Revenue	5.00	7/1/21	2,145,000		2,465,978
Florida Higher Educational Facilities Financing Authority, Educational Facilities Revenue (Nova Southeastern University Project)	5.00	4/1/28	1,250,000		1,463,963
Florida Higher Educational Facilities Financing Authority, Educational Facilities Revenue (Nova Southeastern University Project)	5.00	4/1/35	1,500,000		1,694,010
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue	5.00	10/1/31	2,000,000		2,371,900
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue (Prerefunded)	6.25	10/1/19	3,260,000	[a]	3,617,329
Hillsborough County Aviation Authority, Customer Facility Charge Revenue (Tampa International Airport)	5.00	10/1/44	3,500,000		3,886,995
Jacksonville Electric Authority, Electric System Subordinated Revenue	5.00	10/1/28	2,000,000		2,345,460
Lee County, Transportation Facilities Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/25	1,530,000		1,839,274
Miami Beach Redevelopment Agency, Tax Increment Revenue (City Center/Historic Convention Village)	5.00	2/1/35	1,500,000		1,719,105
Miami-Dade County, Seaport Revenue	5.50	10/1/42	3,000,000		3,516,000
Miami-Dade County Expressway Authority, Toll System Revenue	5.00	7/1/23	5,000,000		5,907,700
Miami-Dade County Expressway Authority, Toll System Revenue	5.00	7/1/39	5,000,000		5,716,400
Orlando-Orange County Expressway Authority, Revenue (Prerefunded)	5.00	7/1/20	2,620,000	[a]	2,912,785
Pinellas County Health Facilities Authority, Health System Revenue (BayCare Health System Issue) (Insured; National Public Finance Guarantee Corp.)	1.80	11/15/23	2,075,000	[e]	1,966,062
Saint Johns County Industrial Development Authority, Revenue (Presbyterian Retirement Communities Project) (Prerefunded)	5.88	8/1/20	1,000,000	[a]	1,137,250
Tampa, Health System Revenue (BayCare Health System Issue)	5.00	11/15/46	3,500,000		3,995,215
				72,180,303

11

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Georgia - 2.2%
Atlanta, Airport General Revenue	5.00	1/1/20	3,000,000		3,279,690
Atlanta, Water and Wastewater Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	11/1/18	1,200,000		1,265,388
Atlanta, Water and Wastewater Revenue (Prerefunded)	6.00	11/1/19	1,640,000	[a]	1,819,662
Atlanta Development Authority, Senior Lien Revenue (New Downtown Atlanta Stadium Project)	5.25	7/1/40	1,750,000		2,046,940
Fulton County Development Authority, Hospital Revenue (Wellstar Health Systems)	5.00	4/1/34	2,800,000		3,253,208
Fulton County Development Authority, Hospital Revenue (Wellstar Health Systems)	5.00	4/1/36	1,000,000		1,154,670
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	4.00	1/1/21	5,000,000		5,413,350
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	5.00	1/1/21	4,000,000		4,460,360
				22,693,268
Illinois - 11.7%
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.25	1/1/31	7,500,000		8,531,625
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/34	7,300,000		8,430,989
Chicago, Second Lien Water Revenue	5.00	11/1/25	2,940,000		3,498,865
Chicago, Second Lien Water Revenue	5.00	11/1/28	1,000,000		1,176,880
Chicago, Second Lien Water Revenue	5.00	11/1/28	1,455,000		1,661,654
Chicago Park District, Limited Tax GO (Insured; Build America Mutual Assurance Company)	5.00	1/1/29	2,895,000		3,260,378
Chicago Transit Authority, Second Lien Sales Tax Receipts Revenue	5.00	12/1/46	4,000,000		4,374,440
Cook County, Sales Tax Revenue, Refunding	5.00	11/15/36	5,000,000		5,873,300
Greater Chicago Metropolitan Water Reclamation District, GO Unlimited Tax Bonds	5.00	12/1/24	3,000,000		3,620,760
Greater Chicago Metropolitan Water Reclamation District, GO Unlimited Tax Capital Improvement Bonds	5.00	12/1/44	3,000,000		3,348,840
Huntley, Special Service Area Number Nine, Special Tax Bonds (Insured; Assured Guaranty Corp.)	5.10	3/1/28	3,494,000		3,506,019

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Illinois - 11.7% (continued)
Illinois, Sales Tax Revenue	5.00	6/15/24	4,270,000		4,917,759
Illinois Finance Authority, Revenue (Advocate Health Care Network)	5.00	6/1/31	9,155,000		10,248,382
Illinois Finance Authority, Revenue (OSF Healthcare System)	5.00	11/15/45	1,500,000		1,653,570
Illinois Finance Authority, Revenue (Rehabilitation Institute of Chicago)	6.00	7/1/43	3,250,000		3,754,887
Illinois Finance Authority, Revenue (Rush University Medical Center Obligated Group)	5.00	11/15/34	3,000,000		3,370,410
Illinois Health Facilities Authority, Revenue (Delnor-Community Hospital) (Insured; Assured Guaranty Municipal Corp.)	5.25	5/15/27	6,000,000		6,148,260
Illinois Municipal Electric Agency, Power Supply System Revenue	5.00	2/1/32	3,900,000		4,499,391
Illinois Toll Highway Authority, Toll Highway Senior Revenue	5.00	1/1/36	4,000,000		4,617,720
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/42	3,500,000		3,583,475
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	0.00	12/15/51	11,500,000	[d]	1,660,945
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/52	4,800,000		4,858,704
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	5.50	6/1/23	3,100,000		3,536,573
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	6.00	6/1/28	7,600,000		8,669,396
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/27	7,500,000		8,386,350
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	2,500,000		2,766,725
				119,956,297
Indiana - 2.6%
Indiana Finance Authority, First Lien Wastewater Utility Revenue (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	10/1/28	1,150,000		1,402,931
Indiana Finance Authority, First Lien Wastewater Utility Revenue (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	10/1/29	1,225,000		1,483,255

13

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Indiana - 2.6% (continued)
Indiana Finance Authority, First Lien Wastewater Utility Revenue (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	10/1/30	1,750,000	2,107,052
Indiana Health Facility Financing Authority, Revenue (Ascension Health Credit Group)	5.00	11/15/36	3,890,000	4,482,564
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/36	3,765,000	4,383,477
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/37	7,500,000	8,719,275
Richmond Hospital Authority, Revenue (Reid Hospital Project)	5.00	1/1/35	3,400,000	3,792,360
				26,370,914
Iowa - .9%
Iowa Finance Authority, Health Facilities Revenue (UnityPoint Health)	5.00	8/15/33	5,105,000	5,920,320
Iowa Finance Authority, Healthcare Revenue (Genesis Health System)	5.00	7/1/23	2,500,000	2,989,300
				8,909,620
Kentucky - .5%
Louisville/Jefferson County Metro Government, Health System Revenue (Norton Healthcare, Inc.)	5.75	10/1/42	4,000,000	4,626,640
Louisiana - 1.7%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Westlake Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,829,850
New Orleans Aviation Board, General Airport Revenue (North Terminal Project)	5.00	1/1/45	3,250,000	3,658,947
New Orleans Aviation Board, Revenue (General Airport-N Terminal Project)	5.00	1/1/48	3,500,000	4,038,300
New Orleans Aviation Board, Revenue (Insured; Assured Guaranty Corp.) (Prerefunded)	6.00	1/1/19	2,000,000	[a] 2,136,520
Tobacco Settlement Financing Corporation of Louisiana, Tobacco Settlement Asset-Backed Bonds	5.25	5/15/35	4,745,000	5,198,859
				17,862,476
Maine - .1%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	1,250,000	1,420,613

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Maryland - 3.5%
Anne Arundel County, Consolidated General Improvements GO	5.00	4/1/24	1,520,000		1,772,761
Baltimore, Consolidated Public Improvement GO	5.00	10/15/24	1,480,000		1,713,070
Baltimore, Project Revenue (Wastewater Projects) (Prerefunded)	5.00	7/1/21	1,000,000	[a]	1,149,640
Baltimore, Subordinate Project Revenue (Water Projects) (Prerefunded)	5.75	7/1/19	750,000	[a]	817,710
Howard County, COP	8.15	2/15/20	605,000		708,957
Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue	5.95	7/1/23	835,000		837,138
Maryland Economic Development Corporation, EDR (Terminal Project)	5.75	6/1/35	2,000,000		2,145,400
Maryland Economic Development Corporation, EDR (Transportation Facilities Project)	5.75	6/1/35	1,000,000		1,072,700
Maryland Economic Development Corporation, LR (Maryland Public Health Laboratory Project)	5.00	6/1/20	1,000,000		1,108,700
Maryland Economic Development Corporation, PCR (Potomac Electric Project)	6.20	9/1/22	2,500,000		2,698,750
Maryland Health and Higher Educational Facilities Authority, Revenue (Anne Arundel Health System Issue) (Prerefunded)	6.75	7/1/19	2,500,000	[a]	2,768,700
Maryland Health and Higher Educational Facilities Authority, Revenue (Charlestown Community Issue) (Prerefunded)	6.13	1/1/21	1,250,000	[a]	1,457,250
Maryland Health and Higher Educational Facilities Authority, Revenue (Goucher College Issue)	5.00	7/1/34	1,000,000		1,116,500
Maryland Health and Higher Educational Facilities Authority, Revenue (Greater Baltimore Medical Center Issue) (Prerefunded)	5.38	7/1/21	1,500,000	[a]	1,744,335
Maryland Health and Higher Educational Facilities Authority, Revenue (MedStar Health Issue)	5.00	8/15/38	1,000,000		1,133,430
Maryland Stadium Authority, Baltimore City Public Schools Construction and Revitalization Program Revenue	5.00	5/1/23	3,000,000		3,600,300
Montgomery County, Consolidated Public Improvement GO	5.00	12/1/24	5,250,000		6,524,647

15

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Maryland - 3.5% (continued)
Prince Georges County, Special Obligation Revenue (National Harbor Project)	5.20	7/1/34	2,800,000		2,824,136
University System of Maryland, Auxiliary Facility and Tuition Revenue (Prerefunded)	5.00	4/1/21	1,000,000	[a]	1,141,590
				36,335,714
Massachusetts - 2.7%
Massachusetts, Federal Highway GAN (Accelerated Bridge Program)	5.00	6/15/26	3,705,000		4,585,901
Massachusetts Department of Transportation, Metropolitan Highway System Senior Revenue	5.00	1/1/27	5,000,000		5,457,650
Massachusetts Development Finance Agency, Revenue (Brandeis University Issue)	5.00	10/1/25	2,175,000		2,358,983
Massachusetts Development Finance Agency, Revenue (Partners HeathCare System Issue)	5.00	7/1/30	4,420,000		5,285,082
Massachusetts Development Finance Agency, Revenue (Partners HeathCare System Issue)	5.00	7/1/31	4,710,000		5,600,944
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	10/15/35	1,750,000		1,995,350
Metropolitan Boston Transit Parking Corporation, Systemwide Senior Lien Parking Revenue	5.00	7/1/23	2,000,000		2,291,160
				27,575,070
Michigan - 4.6%
Brighton Area Schools, GO - Unlimited Tax (Insured; AMBAC)	0.00	5/1/20	1,055,000	[d]	1,013,971
Detroit Community High School, Public School Academy Revenue	5.75	11/1/35	715,000		436,057
Detroit School District, School Building and Site Improvement Bonds (GO - Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,117,920
Great Lakes Water Authority, Water Supply System Second Lien Revenue	5.00	7/1/46	10,000,000		11,130,800
Huron Valley School District, GO Unlimited Tax (Insured; National Public Finance Guarantee Corp.)	0.00	5/1/18	6,270,000	[d]	6,224,166
Kent Hospital Finance Authority, Revenue (Spectrum Health System)	5.50	11/15/25	2,500,000		2,871,625
Lansing Board of Water and Light, Utility System Revenue	5.50	7/1/41	2,500,000		2,857,575
Michigan Building Authority, Revenue (Facilities Program)	5.00	10/15/45	5,000,000		5,712,050

16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Michigan - 4.6% (continued)
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/30	1,500,000		1,727,565
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/32	3,000,000		3,433,860
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Second Lien Local Project Bonds)	5.00	7/1/35	1,190,000		1,351,447
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,520,000		1,723,574
Monroe County Economic Development Corporation, LOR (Detroit Edison Company Project) (Insured; National Public Finance Guarantee Corp.)	6.95	9/1/22	2,000,000		2,511,080
Wayne County Airport Authority, Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/22	3,000,000		3,337,260
Wayne County Airport Authority, Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/29	1,700,000		2,008,839
				47,457,789
Minnesota - 2.8%
Minneapolis, Health Care System Revenue (Fairview Health Services) (Insured; Assured Guaranty Corp.)	6.50	11/15/38	2,525,000		2,678,621
Minneapolis, Health Care System Revenue (Fairview Health Services) (Insured; Assured Guaranty Corp.) (Prerefunded)	6.50	11/15/18	475,000	[a]	507,276
Minneapolis-Saint Paul Metropolitan Airports Commission, Subordinate Airport Revenue	5.00	1/1/22	1,210,000		1,406,347
Minneapolis-Saint Paul Metropolitan Airports Commission, Subordinate Airport Revenue	5.00	1/1/26	1,000,000		1,149,470

17

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Minnesota - 2.8% (continued)
Minnesota, 911 Revenue (Public Safety Radio Communications System Project) (Prerefunded)	5.00	6/1/19	1,000,000	[a]	1,072,590
Minnesota Higher Education Facilities Authority, Revenue (Carleton College) (Prerefunded)	5.00	3/1/19	1,000,000	[a]	1,061,830
Minnesota Higher Education Facilities Authority, Revenue (University of Saint Thomas)	5.00	10/1/29	1,500,000		1,609,905
Minnesota Higher Education Facilities Authority, Revenue (University of Saint Thomas)	5.00	10/1/39	1,700,000		1,821,295
Northern Municipal Power Agency, Electric System Revenue	5.00	1/1/20	2,500,000		2,730,025
Rochester, Health Care Facilities Revenue (Mayo Clinic)	4.50	11/15/21	1,000,000		1,136,810
Rochester, Health Care Facilities Revenue (Mayo Clinic)	5.00	11/15/38	1,000,000		1,082,730
Saint Cloud, Health Care Revenue (CentraCare Health System Project) (Insured; Assured Guaranty Corp.) (Prerefunded)	5.50	5/1/19	2,000,000	[a]	2,152,980
Saint Louis Park, Health Care Facilities Revenue (Park Nicollet Health Services) (Prerefunded)	5.75	7/1/19	3,000,000	[a]	3,265,650
Southern Minnesota Municipal Power Agency, Power Supply System Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[d]	3,890,428
University of Minnesota Regents, GO	5.00	12/1/24	1,000,000		1,159,600
University of Minnesota Regents, GO	5.00	12/1/36	1,500,000		1,700,595
				28,426,152
Missouri - 1.0%
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,000,000		3,511,020
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (SSM Health Care)	5.00	6/1/29	4,000,000		4,641,920
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue (Prairie State Project)	5.00	12/1/31	2,000,000		2,341,000
				10,493,940

18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Nebraska - 1.1%
Public Power Generation Agency of Nebraska, Revenue (Whelan Energy Center Unit 2)	5.00	1/1/30	1,380,000		1,604,788
Public Power Generation Agency of Nebraska, Revenue (Whelan Energy Center Unit 2)	5.00	1/1/37	5,050,000		5,790,481
Public Power Generation Agency of Nebraska, Revenue (Whelan Energy Center Unit 2)	5.00	1/1/38	3,655,000		4,181,795
				11,577,064
Nevada - .7%
Las Vegas Valley Water District, Limited Tax GO (Additionally Secured by Southern Nevada Water Authority Pledged Revenues)	5.00	6/1/22	3,910,000		4,470,811
Las Vegas Valley Water District, Limited Tax GO (Additionally Secured by Southern Nevada Water Authority Pledged Revenues)	5.00	6/1/42	2,500,000		2,851,550
				7,322,361
New Jersey - 2.1%
New Jersey Economic Development Authority, Revenue	5.25	6/15/27	3,500,000		3,948,490
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.00	3/1/28	2,250,000		2,424,735
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/29	1,400,000		1,561,014
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/31	4,000,000		4,424,560
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue)	5.00	7/1/29	1,000,000		1,141,170
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/29	5,000,000		5,785,100
New Jersey Turnpike Authority, Turnpike Revenue (Insured; National Public Finance Guarantee Corp.)	1.37	1/1/30	2,500,000	[e]	2,300,000
				21,585,069
New Mexico - .5%
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 1 Month LIBOR + .75%	1.58	11/1/39	5,000,000	[f]	4,999,400
New York - 8.7%
Long Island Power Authority, Electric System General Revenue (Prerefunded)	6.00	5/1/19	5,000,000	[a]	5,423,450
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue	5.00	11/15/32	1,850,000		2,113,828

19

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New York - 8.7% (continued)
Metropolitan Transportation Authority, Transportation Revenue	5.25	11/15/28	2,500,000		2,827,225
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/30	2,500,000		3,017,025
Metropolitan Transportation Authority Hudson Rail Yards Trust, Obligations Revenue	5.00	11/15/51	5,000,000		5,512,600
New York City, GO	5.00	4/1/23	2,055,000		2,399,747
New York City, GO	5.00	8/1/24	2,930,000		3,515,297
New York City, GO	5.00	3/1/25	3,300,000		3,987,159
New York City, GO	5.00	8/1/25	3,510,000		4,128,708
New York City, GO	5.00	8/1/25	2,500,000		3,015,625
New York City, GO	5.00	4/1/27	3,000,000		3,497,070
New York City, GO	5.00	8/1/28	1,000,000		1,077,990
New York City, GO	5.00	10/1/36	2,500,000		2,831,750
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/34	2,500,000		2,825,900
New York City Transitional Finance Authority, Building Aid Revenue	5.00	7/15/37	5,340,000		6,254,689
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	4,000,000	[c]	4,358,000
New York Liberty Development Corporation, Revenue (Goldman Sachs Headquarters Issue)	5.25	10/1/35	2,500,000		3,203,450
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/31	9,090,000		10,776,286
New York State Thruway Authority, General Revenue	5.00	1/1/27	2,000,000		2,378,780
New York State Urban Development Corporation, Personal Income Tax Revenue	5.00	3/15/31	4,215,000		4,952,161
Port Authority of New York and New Jersey, (Consolidated Bonds, 184th Series)	5.00	9/1/39	5,000,000		5,829,600
Sales Tax Asset Receivable Corporation, Sales Tax Asset Revenue	5.00	10/15/19	3,000,000		3,262,770
TSASC, Inc. of New York, Senior Tobacco Settlement Bonds	5.00	6/1/31	2,030,000		2,324,715
				89,513,825
North Carolina - 1.5%
Charlotte Airport, Airport Revenue (Charlotte Douglas International Airport)	5.00	7/1/42	3,000,000		3,555,270

20

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
North Carolina - 1.5% (continued)
Durham, Water and Sewer Utility System Revenue	5.25	6/1/21	1,620,000		1,872,542
North Carolina Eastern Municipal Power Agency, Power System Revenue (Insured; ACA) (Escrowed to Maturity)	6.00	1/1/22	1,000,000		1,206,780
North Carolina Medical Care Commission, Health Care Facilities Revenue (University Health Systems of Eastern Carolina) (Prerefunded)	6.25	12/1/18	2,250,000	[a]	2,399,985
North Carolina Medical Care Commission, Health Care Facilities Revenue (Vidant Health)	5.00	6/1/32	3,050,000		3,507,561
North Caroline Turnpike Authority Triangle Expressway System, Revenue (Liquidity Facility; Assured Guaranty Municipal)	5.00	1/1/29	1,775,000		2,137,384
University of North Carolina, System Pool Revenue (Pool General Trust Indenture of the Board of Governors of The University of North Carolina) (Prerefunded)	5.00	10/1/19	1,000,000	[a]	1,085,070
				15,764,592
Ohio - 4.4%
Allen County, Hospital Facilities Revenue (Catholic Healthcare Partners)	5.25	9/1/27	2,500,000		2,765,725
American Municipal Power Inc., Revenue (American Municipal Power Fremont Energy Center Project)	5.00	2/15/21	375,000		422,921
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	14,250,000	[d]	924,683
Butler County, Hospital Facilities Revenue (Kettering Health Network Obligated Group Project)	6.38	4/1/36	2,000,000		2,256,680
Butler County, Hospital Facilities Revenue (UC Health)	5.50	11/1/40	2,410,000		2,666,713
Butler County, Hospital Facilities Revenue (UC Health) (Prerefunded)	5.50	11/1/20	1,090,000	[a]	1,239,570
Cleveland, Airport System Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/31	1,000,000		1,150,620
Cleveland State University, General Receipts Bonds	5.00	6/1/18	1,170,000		1,206,083
Cleveland-Cuyahoga County Port Authority, Cultural Facility Revenue (The Cleveland Museum of Art Project)	5.00	10/1/22	2,500,000		2,798,000
Cuyahoga Community College District, General Receipts Bonds (Prerefunded)	5.00	2/1/20	2,500,000	[a]	2,743,000
Cuyahoga County Hospital, Hospital Revenue (The Metrohealth System)	5.25	2/15/47	2,000,000		2,198,480

21

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Ohio - 4.4% (continued)
Kent State University, General Receipts Bonds (Insured; Assured Guaranty Corp.)	5.00	5/1/25	140,000		149,304
Kent State University, General Receipts Bonds (Insured; Assured Guaranty Corp.) (Prerefunded)	5.00	5/1/19	1,860,000	[a]	1,990,033
Lucas County, HR (ProMedica Healthcare Obligated Group)	5.75	11/15/31	1,200,000		1,390,596
Miami University, General Receipts Bonds	5.00	9/1/22	2,140,000		2,459,074
Ohio, Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.00	2/1/24	1,800,000		2,028,168
Ohio Higher Educational Facility Commission, HR (Cleveland Clinic Health System Obligated Group)	5.50	1/1/43	2,500,000		2,536,625
Ohio Higher Educational Facility Commission, Revenue (Case Western Reserve University Project) (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,717,161
Ohio State University, General Receipts Bonds (Escrowed to Maturity)	5.00	12/1/23	40,000		48,851
Ohio Turnpike and Infrastructure Commission, Junior Lien Turnpike Revenue (Infrastructure Projects)	5.25	2/15/39	2,000,000		2,337,720
Port of Greater Cincinnati Development Authority, Tax Increment Development Revenue (Fairfax Village Red Bank Infrastructure Project)	5.50	2/1/25	1,535,000	[c]	1,567,158
Toledo-Lucas County Port Authority, Development Revenue (Northwest Ohio Bond Fund) (Toledo School for the Arts Project)	5.50	5/15/28	1,875,000		1,883,775
University of Akron, General Receipts Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/28	1,500,000		1,632,195
University of Akron, General Receipts Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/29	1,000,000		1,087,650
University of Toledo, General Receipts Bonds	5.00	6/1/24	1,665,000		1,894,986
				45,095,771
Oregon - .1%
Oregon, GO (Alternate Energy Project) (Prerefunded)	6.00	10/1/18	1,400,000	[a]	1,478,834

22

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Pennsylvania - 4.5%
Allegheny County Port Authority, Special Transportation Revenue	5.25	3/1/23	2,600,000		2,968,550
Centre County Hospital Authority, HR (Mount Nittany Medical Center Project)	5.00	11/15/46	1,750,000		1,958,250
Lancaster County Hospital Authority, Health System Revenue (University of Pennsylvania Health System)	5.00	8/15/46	9,185,000		10,548,238
Montgomery County Industrial Development Authority, Retirement Community Revenue (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/36	5,000,000		5,678,350
Pennsylvania Higher Educational Facilities Authority, Revenue (University of Pennsylvania Health System) (Prerefunded)	6.00	8/15/18	2,500,000	[a]	2,624,350
Pennsylvania Industrial Development Authority, EDR (Prerefunded)	5.50	7/1/18	270,000	[a]	280,630
Pennsylvania Turnpike Commission, Motor License Fund-Enchanced Turnpike Subordinate Special Revenue	5.00	12/1/26	3,750,000		4,592,925
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/35	2,000,000		2,317,240
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/42	3,000,000		3,398,040
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.00	6/1/24	5,000,000		5,988,550
Philadelphia School District, GO	5.00	9/1/35	3,500,000		3,910,935
State Public School Building Authority, School Lease Revenue (The School District of Philadelphia Project)	5.00	4/1/27	2,235,000		2,423,053
				46,689,111
Rhode Island - .3%
Tobacco Settlement Financing Corporation of Rhode Island, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/40	3,000,000		3,260,520
South Carolina - 1.1%
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.00	12/1/36	2,500,000		2,718,825
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.13	12/1/43	7,500,000		8,304,900
				11,023,725
Texas - 7.5%
Austin Convention Enterprises, Convention Center Revenue (1st Tier-Convention Center Hotel)	5.00	1/1/33	1,000,000		1,157,310
Central Texas Regional Mobility Authority, Senior Lien Revenue	5.00	1/1/28	1,500,000		1,787,940

23

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Texas - 7.5% (continued)
Coastal Water Authority, Water Conveyance System Revenue (Insured; AMBAC) (Escrowed to Maturity)	6.25	12/15/17	1,145,000	1,161,843
Dallas and Fort Worth, Joint Revenue (Dallas/Fort Worth International Airport)	5.00	11/1/35	3,000,000	3,331,980
Denton, Utility System Revenue	5.00	12/1/27	2,780,000	3,417,065
Fort Bend Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	8/15/26	1,835,000	2,243,141
Harris County, Tax Road GO	5.00	10/1/27	2,500,000	3,076,575
Harris County Cultural Education Facilities Finance Corporation, Medical Facilities Mortgage Revenue (Baylor College of Medicine)	5.00	11/15/24	4,135,000	4,987,761
Lower Colorado River Authority, Revenue	5.00	5/15/39	4,500,000	5,177,205
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/31	3,000,000	3,404,910
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/32	800,000	928,408
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/46	3,800,000	4,322,158
North Texas Tollway Authority, First Tier System Revenue	5.00	1/1/39	5,500,000	6,398,040
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.)	5.75	1/1/40	160,000	162,389
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Municipal Corp.)	5.63	1/1/33	550,000	557,893
North Texas Tollway Authority, Second Tier System Revenue	5.00	1/1/38	5,815,000	6,653,407
Plano Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/26	6,095,000	7,642,947
San Antonio, Electric and Gas Systems Junior Lien Revenue	5.00	2/1/43	5,000,000	5,697,400
San Antonio, Electric and Gas Systems Revenue (Escrowed to Maturity)	5.50	2/1/20	255,000	282,632
San Antonio, Water System Revenue	5.00	5/15/36	4,000,000	4,376,800

24

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Texas - 7.5% (continued)
Socorro Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	8/15/27	3,705,000	4,522,582
Tarrant County Cultural Education Facilities Finance Corporation, HR (Baylor Scott and White Health Project)	5.00	11/15/45	2,500,000	2,859,875
Texas Transportation Commission, Central Texas Turnpike System Second Tier Revenue	5.00	8/15/31	2,500,000	2,852,175
				77,002,436
Utah - .5%
Salt Lake City, Airport Revenue (Salt Lake International Airport)	5.00	7/1/36	1,350,000	1,604,975
Salt Lake City, Airport Revenue (Salt Lake International Airport)	5.00	7/1/37	1,000,000	1,187,930
Utah County, HR (Intermountain Health Care Health Services, Inc.)	4.00	5/15/47	2,250,000	2,332,980
				5,125,885
Virginia - 1.4%
Chesapeake Bay Bridge and Tunnel Commission District, General Resolution Revenue (Insured; Berkshire Hathaway Assurance Corporation) (Escrowed to Maturity)	5.50	7/1/25	1,000,000	1,234,620
Chesterfield County Economic Development Authority, PCR (Virginia Electric and Power Company Project)	5.00	5/1/23	1,000,000	1,067,890
Newport News, GO General Improvement Bonds and GO Water Bonds	5.25	7/1/22	1,000,000	1,195,870
Virginia College Building Authority, Educational Facilities Revenue (21st Century College Program)	5.00	2/1/31	5,000,000	6,113,350
Virginia Housing Development Authority, Rental Housing Revenue	5.50	6/1/30	1,000,000	1,058,910
Washington County Industrial Development Authority, HR (Mountain States Health Alliance)	7.75	7/1/38	2,000,000	2,140,580
Winchester Economic Development Authority, HR (Valley Health System Obligated Group)	5.00	1/1/35	1,560,000	1,799,663
				14,610,883
Washington - 2.9%
Port of Seattle, Intermediate Lien Revenue	5.00	2/1/28	2,000,000	2,440,820
Port of Seattle, Intermediate Lien Revenue	5.00	3/1/35	3,000,000	3,441,540

25

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Washington - 2.9% (continued)
Seattle, Drainage and Wastewater Improvement Revenue	5.00	5/1/23	4,965,000		5,970,512
Washington, GO (Various Purpose)	5.00	7/1/27	5,000,000		6,152,550
Washington, Motor Vehicle Fuel Tax GO (State Road 520 Corridor Program - Toll Revenue)	5.00	6/1/33	2,255,000		2,550,743
Washington Health Care Facilities Authority, Mortgage Revenue (Highline Medical Center) (Collateralized; FHA) (Prerefunded)	6.25	8/1/18	3,485,000	[a]	3,657,264
Washington Health Care Facilities Authority, Revenue (Providence Health and Services)	5.00	10/1/42	5,000,000		5,542,700
				29,756,129
West Virginia - .5%
West Virginia University Board of Governors, University Improvement Revenue (West Virginia University Projects)	5.00	10/1/36	4,500,000		5,076,225
Wisconsin - 2.2%
Public Finance Authority of Wisconsin, HR (Renown Regional Medical Center Project)	5.00	6/1/40	4,000,000		4,496,760
Public Finance Authority of Wisconsin, Lease Development Revenue (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/35	7,000,000		8,083,320
Wisconsin, General Fund Annual Appropriation Bonds (Prerefunded)	5.75	5/1/19	1,810,000	[a]	1,958,329
Wisconsin Health and Educational Facilities Authority, Revenue (Ascension Senior Credit Group)	5.00	11/15/29	4,500,000		5,374,620
Wisconsin Health and Educational Facilities Authority, Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000		2,220,220
				22,133,249
U.S. Related - .4%
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	12,500,000	[d]	1,416,500

26

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
U.S. Related - .4% (continued)
Guam, Business Privilege Tax Revenue	5.00	1/1/42	1,000,000	1,042,200
Guam, Business Privilege Tax Revenue	5.13	1/1/42	1,390,000	1,457,498
				3,916,198
Total Investments (cost $965,312,145)			98.9%	1,016,631,097
Cash and Receivables (Net)			1.1%	11,206,372
Net Assets			100.0%	1,027,837,469

LIBOR—London Interbank Offered Rate

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, these securities were valued at $7,832,378 or .76% of net assets.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e Auction Rate Security-interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

f Variable rate security—rate shown is the interest rate in effect at period end.

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	21.0
Health Care	16.9
Utility-Electric	9.7
Utility-Water and Sewer	9.0
Education	7.8
Prerefunded	7.7
City	5.6
Special Tax	5.5
State/Territory	2.2
Lease	1.5
County	1.2
Asset-Backed	.9
Industrial	.8
Pollution Control	.2
Housing	.2
Resource Recovery	.1
Other	8.6
98.9

† Based on net assets.

See notes to financial statements.

27

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

28

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2017

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	965,312,145	1,016,631,097
Cash		1,365,447
Interest receivable		11,111,424
Receivable for shares of Common Stock subscribed		926,423
Prepaid expenses		47,162
		1,030,081,553
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		465,239
Payable for shares of Common Stock redeemed		1,643,758
Accrued expenses and other liabilities		135,087
		2,244,084
Net Assets ($)		1,027,837,469
Composition of Net Assets ($):
Paid-in capital		990,202,672
Accumulated net realized gain (loss) on investments		(13,684,155)
Accumulated net unrealized appreciation (depreciation) on investments		51,318,952
Net Assets ($)		1,027,837,469

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	455,771,535	29,663,205	358,809,018	1,035	183,592,676
Shares Outstanding	32,170,414	2,093,730	25,316,337	73	12,951,152
Net Asset Value Per Share ($)	14.17	14.17	14.17	14.18	14.18

See notes to financial statements.

29

STATEMENT OF OPERATIONS\
Year Ended August 31, 2017

Investment Income ($):
Interest Income	36,292,991
Expenses:
Management fee—Note 3(a)	6,049,296
Shareholder servicing costs—Note 3(c)	1,655,203
Distribution fees—Note 3(b)	247,316
Registration fees	141,524
Professional fees	135,302
Directors’ fees and expenses—Note 3(d)	95,790
Custodian fees—Note 3(c)	54,309
Prospectus and shareholders’ reports	29,925
Loan commitment fees—Note 2	22,378
Miscellaneous	89,383
Total Expenses	8,520,426
Less—reduction in expenses due to undertaking—Note 3(a)	(2,378,487)
Less—reduction in fees due to earnings credits—Note 3(c)	(34,144)
Net Expenses	6,107,795
Investment Income—Net	30,185,196
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	881,125
Net unrealized appreciation (depreciation) on investments	(32,360,992)
Net Realized and Unrealized Gain (Loss) on Investments	(31,479,867)
Net (Decrease) in Net Assets Resulting from Operations	(1,294,671)

See notes to financial statements.

30

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2017	2016
Operations ($):
Investment income—net	30,185,196	27,519,711
Net realized gain (loss) on investments	881,125	829,302
Net unrealized appreciation (depreciation) on investments	(32,360,992)	33,159,224
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,294,671)	61,508,237
Distributions to Shareholders from ($):
Investment income—net:
Class A	(13,918,122)	(15,336,272)
Class C	(706,141)	(647,298)
Class I	(9,720,823)	(5,050,376)
Class Y	(33)	(36)
Class Z	(5,753,533)	(6,405,491)
Total Distributions	(30,098,652)	(27,439,473)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	30,301,705	73,211,784
Class C	4,932,696	16,345,396
Class I	236,734,249	225,705,128
Class Z	5,223,917	2,882,277
Distributions reinvested:
Class A	11,646,153	12,730,301
Class C	524,294	468,637
Class I	7,024,722	3,853,087
Class Z	4,282,168	4,740,310
Cost of shares redeemed:
Class A	(109,429,203)	(52,752,797)
Class C	(10,889,412)	(5,612,368)
Class I	(157,249,687)	(29,532,022)
Class Z	(18,635,336)	(13,929,387)
Increase (Decrease) in Net Assets from Capital Stock Transactions	4,466,266	238,110,346
Total Increase (Decrease) in Net Assets	(26,927,057)	272,179,110
Net Assets ($):
Beginning of Period	1,054,764,526	782,585,416
End of Period	1,027,837,469	1,054,764,526

31

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended August 31,
	2017	2016
Capital Share Transactions (Shares):
Class A
Shares sold	2,155,421	5,095,220
Shares issued for distributions reinvested	832,602	887,798
Shares redeemed	(7,872,201)	(3,681,460)
Net Increase (Decrease) in Shares Outstanding	(4,884,178)	2,301,558
Class C
Shares sold	352,268	1,136,581
Shares issued for distributions reinvested	37,486	32,650
Shares redeemed	(781,828)	(391,259)
Net Increase (Decrease) in Shares Outstanding	(392,074)	777,972
Class I
Shares sold	16,905,334	15,676,854
Shares issued for distributions reinvested	501,889	267,593
Shares redeemed	(11,296,265)	(2,045,701)
Net Increase (Decrease) in Shares Outstanding	6,110,958	13,898,746
Class Z
Shares sold	371,341	200,866
Shares issued for distributions reinvested	305,872	330,467
Shares redeemed	(1,338,436)	(972,450)
Net Increase (Decrease) in Shares Outstanding	(661,223)	(441,117)

See notes to financial statements.

32

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
Class A Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.57	14.02	14.10	13.21	14.27
Investment Operations:
Investment income—net[a]	.41	.43	.47	.52	.47
Net realized and unrealized gain (loss) on investments	(.40)	.55	(.08)	.89	(1.06)
Total from Investment Operations	.01	.98	.39	1.41	(.59)
Distributions:
Dividends from investment income—net	(.41)	(.43)	(.47)	(.52)	(.47)
Net asset value, end of period	14.17	14.57	14.02	14.10	13.21
Total Return (%)[b]	.11	7.10	2.79	10.84	(4.30)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94	.94	.94	.95	.97
Ratio of net expenses to average net assets	.70	.70	.70	.70	.70
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.00[c]	.00[c]
Ratio of net investment income to average net assets	2.90	3.02	3.32	3.83	3.37
Portfolio Turnover Rate	13.25	8.21	11.76	21.67	34.19
Net Assets, end of period ($ x 1,000)	455,772	540,019	487,129	510,428	579,728

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amount represents less than .01%.

See notes to financial statements.

33

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class C Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.57	14.02	14.10	13.21	14.27
Investment Operations:
Investment income—net[a]	.30	.32	.36	.42	.37
Net realized and unrealized gain (loss) on investments	(.40)	.55	(.08)	.89	(1.07)
Total from Investment Operations	(.10)	.87	.28	1.31	(.70)
Distributions:
Dividends from investment income—net	(.30)	(.32)	(.36)	(.42)	(.36)
Net asset value, end of period	14.17	14.57	14.02	14.10	13.21
Total Return (%)[b]	(.64)	6.30	2.02	10.03	(5.02)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70	1.70	1.71	1.72	1.72
Ratio of net expenses to average net assets	1.45	1.45	1.45	1.45	1.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.00[c]	.00[c]
Ratio of net investment income to average net assets	2.15	2.25	2.57	3.09	2.60
Portfolio Turnover Rate	13.25	8.21	11.76	21.67	34.19
Net Assets, end of period ($ x 1,000)	29,663	36,229	23,940	23,333	29,450

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amount represents less than .01%.

See notes to financial statements.

34

		Year Ended August 31,
Class I Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.58	14.02	14.11	13.22	14.28
Investment Operations:
Investment income—net[a]	.44	.46	.50	.54	.50
Net realized and unrealized gain (loss) on investments	(.41)	.57	(.09)	.90	(1.06)
Total from Investment Operations	.03	1.03	.41	1.44	(.56)
Distributions:
Dividends from investment income—net	(.44)	(.47)	(.50)	(.55)	(.50)
Net asset value, end of period	14.17	14.58	14.02	14.11	13.22
Total Return (%)	.29	7.44	2.98	11.19	(4.15)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69	.71	.70	.73	.72
Ratio of net expenses to average net assets	.45	.45	.45	.45	.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.00[b]	.00[b]
Ratio of net investment income to average net assets	3.15	3.19	3.56	3.98	3.57
Portfolio Turnover Rate	13.25	8.21	11.76	21.67	34.19
Net Assets, end of period ($ x 1,000)	358,809	280,013	74,412	37,874	13,365

a Based on average shares outstanding.

b Amount represents less than .01%.

See notes to financial statements.

35

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Y Shares	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	14.58	14.03	14.11	13.22	13.70
Investment Operations:
Investment income—net[b]	.45	.51	.51	.56	.09
Net realized and unrealized gain (loss) on investments	(.40)	.54	(.08)	.88	(.48)
Total from Investment Operations	.05	1.05	.43	1.44	(.39)
Distributions:
Dividends from investment income—net	(.45)	(.50)	(.51)	(.55)	(.09)
Net asset value, end of period	14.18	14.58	14.03	14.11	13.22
Total Return (%)	.46	7.60	3.07	11.14	(2.86)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	3.31	4.19	1.18	.74[d]
Ratio of net expenses to average net assets	.45	.45	.45	.45	.45[d]
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.00[e]	.00[d,e]
Ratio of net investment income to average net assets	3.24	3.49	3.59	4.09	4.13[d]
Portfolio Turnover Rate	13.25	8.21	11.76	21.67	34.19
Net Assets, end of period ($ x 1,000)	1	1	1	1	1

a From July 1, 2013 (commencement of initial offering) to August 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

36

		Year Ended August 31,
Class Z Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.58	14.03	14.11	13.22	14.28
Investment Operations:
Investment income—net[a]	.44	.47	.50	.55	.50
Net realized and unrealized gain (loss) on investments	(.40)	.54	(.08)	.89	(1.06)
Total from Investment Operations	.04	1.01	.42	1.44	(.56)
Distributions:
Dividends from investment income—net	(.44)	(.46)	(.50)	(.55)	(.50)
Net asset value, end of period	14.18	14.58	14.03	14.11	13.22
Total Return (%)	.34	7.34	3.03	11.06	(4.12)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70	.71	.69	.73	.72
Ratio of net expenses to average net assets	.47	.49	.47	.50	.49
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.00[b]	.00[b]
Ratio of net investment income to average net assets	3.13	3.25	3.55	4.02	3.53
Portfolio Turnover Rate	13.25	8.21	11.76	21.67	34.19
Net Assets, end of period ($ x 1,000)	183,593	198,501	197,104	203,899	201,872

a Based on average shares outstanding.

b Amount represents less than .01%.

See notes to financial statements.

37

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund authorized 100 million Class T shares which resulted in the fund’s total authorized shares increasing from 1 billion to 1.1 billion.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock. The fund currently has authorized six classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (100 million shares authorized), Class T (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of August 31, 2017, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

38

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

39

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2017 in valuing the fund’s investments:

40

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	1,016,631,097	-	1,016,631,097

†  See Statement of Investments for additional detailed categorizations.

At August 31, 2017, there were no transfers between levels of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2016	679,274
Realized gain (loss)	(2,049,437)
Change in unrealized appreciation (depreciation)	1,585,477
Purchases/issuances	-
Sales/dispositions	(215,314)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 8/31/2017	-
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 8/31/2017	-

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution

41

NOTES TO FINANCIAL STATEMENTS (continued)

requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2017, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $879,010, accumulated capital losses $13,898,580 and unrealized appreciation $51,533,377.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2017. If not applied, $5,287,194 of the carryover expires in fiscal year 2018 and $2,338,736 expires in fiscal year 2019. The fund has $5,178,465 of post-enactment short-term capital losses and $1,094,185 of post enactment long-term capital losses which can be carried forward for an unlimited period.

42

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2017 and August 31, 2016 were as follows: tax-exempt income $29,945,891 and $27,424,717, and ordinary income $152,761 and $14,756, respectively.

During the period ended August 31, 2017, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, capital loss carryover expiration and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $86,544, increased accumulated net realized gain (loss) on investments by $3,086,427 and decreased paid-in capital by $2,999,883. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2016 through January 1, 2018 to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. Dreyfus may terminate this agreement upon at least 90 days prior notice to shareholders, but has committed not to do so until at least January 1, 2018. The reduction in expenses, pursuant to the undertaking, amounted to $2,378,487 during the period ended August 31, 2017.

43

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended August 31, 2017, the Distributor retained $14,917 from commissions earned on sales of the fund’s Class A shares and $8,307 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2017, Class C shares were charged $247,316 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2017, Class A and Class C shares were charged $1,202,618 and $82,439, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2017, Class Z shares were charged $43,985 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2017, the fund was

44

charged $115,877 for transfer agency services and $6,373 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $6,233.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2017, the fund was charged $54,309 pursuant to the custody agreement. These fees were partially offset by earnings credits of $27,911.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2017, the fund was charged $4,278 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2017, the fund was charged $11,281 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $522,066, Distribution Plan fees $18,876, Shareholder Services Plan fees $106,250, Chief Compliance Officer fees $4,670 and transfer agency fees $20,976, which are offset against an expense reimbursement currently in effect in the amount of $207,599.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2017, amounted to $162,635,656 and $131,882,471, respectively.

At August 31, 2017, the cost of investments for federal income tax purposes was $965,097,720; accordingly, accumulated net unrealized appreciation on investments was $51,533,377, consisting of $55,267,107 gross unrealized appreciation and $3,733,730 gross unrealized depreciation.

45

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus AMT-Free Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus AMT-Free Municipal Bond Fund (one of the series comprising Dreyfus Municipal Funds, Inc.) as of August 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus AMT-Free Municipal Bond Fund at August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 26, 2017

46

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2017 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $152,761 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2017 calendar year on Form 1099-DIV, which will be mailed in early 2018.

47

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 130

———————

Joni Evans (75)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com, an online community dedicated to women’s conversations and publications (2007-present)

• Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 21

———————

Ehud Houminer (77)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Board of Overseers at the Columbia Business School, Columbia

University (1992-present)

Trustee, Ben Gurion University

Other Public Company Board Memberships During Past 5 Years:

•  Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 54

———————

Hans C. Mautner (79)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1978-present)

No. of Portfolios for which Board Member Serves: 21

———————

48

Robin A. Melvin (53)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 102

———————

Burton N. Wallack (66)

Board Member (1991)

Principal Occupation During Past 5 Years:

• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 21

———————

Benaree Pratt Wiley (71)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 83

———————

49

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

Gordon J. Davis (76)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 55

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

William Hodding Carter III Emeritus Board Member

50

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 63 investment companies (comprised of 130 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel and Vice President of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014; Associate at K&L Gates from October 2011 until January 2013. She is an officer of 64 investment companies (comprised of 155 portfolios) managed by Dreyfus. She is 32 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

51

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (64 investment companies, comprised of 155 portfolios). He is 60 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 59 investment companies (comprised of 150 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Distributor since 1997.

52

NOTES

53

For More Information

Dreyfus AMT-Free Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMUAX Class C: DMUCX Class I: DMBIX Class Y: DMUYX Class Z: DRMBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0319AR0817

Dreyfus High Yield Municipal Bond Fund

ANNUAL REPORT August 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus High Yield Municipal Bond Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus High Yield Municipal Bond Fund, covering the 12-month period from September 1, 2016 through August 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of new record highs and bonds produced mixed results over the past year in response to changing economic and political conditions. Financial markets during the final months of 2016 were dominated by the election of a new U.S. presidential administration. Equities surged higher in anticipation of more business-friendly regulatory, tax, and fiscal policies, but high-quality bonds generally lost value due to expectations of rising interest rates and accelerating inflation in a stronger economy. Despite a series of short-term interest-rate hikes, bonds recovered over the first eight months of 2017 when it became clearer that major tax and fiscal reforms would take time and political capital to enact. Stocks continued to rally, led by large growth-oriented companies, as corporate earnings grew and global economic conditions improved.

The markets’ recent strong performance has been supported by solid underlying fundamentals. While we currently expect these favorable conditions to persist, we remain watchful for economic and political developments that could derail the rallies. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
September 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from September 1, 2016 through August 31, 2017, as provided by Daniel Barton and Jeffrey Burger, Primary Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended August 31, 2017, Dreyfus High Yield Municipal Bond Fund’s Class A shares achieved a 1.76% total return, Class C shares returned 0.98%, Class I shares returned 2.00%, Class Y shares returned 2.03%, and Class Z shares returned 1.88%.1 The fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), which, unlike the fund, does not include securities rated below investment grade, produced a total return of 0.88%.2

Municipal bonds produced modestly positive returns over the reporting period when moderating long-term interest rates and improving supply-and-demand dynamics offset earlier market weakness. The fund outperformed the Index due to its emphasis on income-oriented securities, particularly those with lower credit ratings.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal. To pursue its goals, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds. The fund may invest up to 50% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Supply-and-Demand Dynamics Buoyed Municipal Bonds

The reporting period began in the midst of heightened market volatility stemming from a flood of newly issued securities as states and municipalities sought to lock in low financing rates in advance of short-term interest-rate hikes from the Federal Reserve Board. In addition, the unexpected election in November of a new presidential administration sparked uncertainty regarding potential changes in tax policy.

These negative trends reversed soon after the start of 2017, and municipal bonds rebounded steadily from low valuations over the remainder of the reporting period as the supply of newly issued securities moderated, demand increased, and investors realized that tax reform was far from certain. As a result, the Index produced positive total returns for the reporting period overall.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Although growth in tax revenues has slowed and several states are facing pressure from underfunded pension systems, credit conditions have remained stable for most municipal bond issuers. Solid credit fundamentals helped high yield municipal bonds outperform their investment-grade counterparts over the reporting period.

Higher-Yielding Securities Supported Fund Results

The fund performed well in a generally constructive market environment, producing competitive levels of after-tax income. An emphasis on municipal bonds with long-term maturities helped the fund benefit from declining interest rates over the reporting period, and a focus on high yield securities enabled it to participate more fully in some of the market’s better-performing credit-rating tiers.

Most notably, the fund’s holdings of higher-yielding revenue-backed bonds—and a correspondingly underweighted position in lower-yielding general obligation bonds—enabled the fund to maintain a yield advantage compared to the Index. The fund achieved particularly favorable contributions from revenue bonds backed by the states’ settlement of litigation with U.S. tobacco companies. Bonds issued on behalf of hospitals and airports also added a significant degree of value, as did lack of exposure to distressed, uninsured Puerto Rico securities. These positions more than offset relatively weak results from bonds backed by revenues from state general obligation bonds and securities with investment-grade credit ratings.

Positioned for Competitive Levels of Current Income

In the wake of the municipal bond market’s recent rally, yield differences have narrowed along the market’s credit-quality spectrum. In addition, short- and long-term interest rates are expected to rise in a growing economy. On the other hand, inflation has remained muted, supply-and-demand dynamics have stayed positive, and credit fundamentals have been solid. Therefore, we are cautiously optimistic regarding the prospects for high yield municipal bonds over the foreseeable future.

As of the reporting period’s end, we have maintained the fund’s emphasis on longer-term, higher-yielding revenue-backed bonds. At the same time, we remain watchful for opportunities to invest in more attractively priced securities as opportunities arise in response to shifting market conditions.

September 15, 2017

1 Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class I, Class Y, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through December 31, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2  Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus High Yield Municipal Bond Fund Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares and the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”)

†  Source: Lipper Inc.

†† The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).

 The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, Class Y and Class Z shares of Dreyfus High Yield Municipal Bond Fund on 8/31/07 to a $10,000 investment made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The fund invests primarily in municipal securities. The Index covers the USD-denominated long-term tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 8/31/17
	Inception Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	3/15/07	-2.82%	3.74%	3.94%
without sales charge	3/15/07	1.76%	4.70%	4.42%
Class C shares
with applicable redemption charge †	3/15/07	0.01%	3.91%	3.63%
without redemption	3/15/07	0.98%	3.91%	3.63%
Class I shares	12/15/08	2.00%	4.96%	4.63%††
Class Y shares	7/1/13	2.03%	4.88%††	4.57%††
Class Z shares	9/30/05	1.88%	4.80%	4.53%
Bloomberg Barclays U.S. Municipal Bond Index		0.88%	3.23%	4.73%

†  The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for periods prior to 12/15/08 (the inception date for Class I shares).

The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to Dreyfus.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Municipal Bond Fund from March 1, 2017 to August 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2017
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$ 4.77	$ 8.70	$ 3.48	$ 3.48	$ 4.10
Ending value (after expenses)	$ 1,057.90	$ 1,054.80	$ 1,059.30	$ 1,059.30	$ 1,058.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2017
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$ 4.69	$ 8.54	$ 3.41	$ 3.41	$ 4.02
Ending value (after expenses)	$ 1,020.57	$ 1,016.74	$ 1,021.83	$ 1,021.83	$ 1,021.22

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.68% for Class C, .67% for Class I, .67% for Class Y and .79% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS
August 31, 2017

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9%
Alabama - 4.0%
Jefferson County, Senior Lien Sewer Revenue Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/42	5,000,000	[a]	4,301,950
Lower Alabama Gas District, Gas Project Revenue	5.00	9/1/46	2,000,000		2,484,740
				6,786,690
Alaska - 1.5%
Northern Tobacco Securitization Corporation of Alaska, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	2,650,000		2,546,729
Arizona - 3.7%
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools Projects)	5.00	7/1/46	1,000,000	[b]	1,036,650
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools Projects)	5.00	7/1/45	1,500,000	[b]	1,555,980
Phoenix Industrial Development Authority, Education Facility Revenue (Legacy Traditional Schools Project)	6.75	7/1/44	1,000,000	[b]	1,146,010
Salt Verde Financial Corporation, Senior Gas Revenue	5.00	12/1/37	2,055,000		2,509,525
				6,248,165
California - 7.5%
Anaheim Community Facilities District Number 08-1, Special Tax Revenue (Platinum Triangle)	4.00	9/1/46	2,000,000		2,079,780
California Statewide Communities Development Authority, Revenue (Bentley School)	7.00	7/1/40	1,075,000		1,210,816
California Statewide Communities Development Authority, Revenue (California Baptist University)	6.38	11/1/43	2,000,000		2,280,620
California Statewide Communities Development Authority, Revenue (Loma Linda University Medical Center)	5.00	12/1/36	2,000,000	[b]	2,200,580
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/33	2,720,000		2,717,552
San Buenaventura, Revenue (Community Memorial Health System)	7.50	12/1/41	1,500,000		1,755,600
Tobacco Securitization Authority, North Tobacco Settlement Revenue (Capital Appreciation-2nd Sub-Asset Backed C)	0.00	6/1/45	6,370,000	[c]	597,952
				12,842,900

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Colorado - 2.4%
Belleview Station Metropolitan District Number 3, GO	5.00	12/1/36	1,000,000		1,034,320
Colorado High Performance Transportation Enterprise, Revenue (C-470 Express Lanes)	5.00	12/31/51	1,500,000		1,662,735
Dominion Water and Sanitation District, Tap Fee Revenue	6.00	12/1/46	1,300,000		1,355,471
				4,052,526
Connecticut - 1.0%
Connecticut Development Authority, Water Facilities Revenue (Aquarion Water Company of Connecticut Project)	5.50	4/1/21	1,500,000		1,678,725
District of Columbia - 1.2%
District of Columbia, Revenue (Ingleside Rock Creek Project)	5.00	7/1/52	2,000,000		2,032,500
Florida - 3.0%
Cape Coral Health Facilities Authority, Senior Housing Revenue (Gulf Care, Inc. Project)	5.88	7/1/40	1,000,000	[b]	1,078,360
Davie, Educational Facilities Revenue (Nova Southeastern University Project)	5.63	4/1/43	1,000,000		1,136,200
Florida Development Finance Corporation, Educational Facilities Revenue (Miami Arts Charter School Project)	5.88	6/15/34	1,250,000	[b]	1,250,212
Jacksonville Economic Development Commission, Health Care Facilities Revenue (Florida Proton Therapy Institute Project)	6.25	9/1/27	1,000,000	[b]	1,000,000
Village Community Development District Number 10, Special Assessment Revenue	6.00	5/1/44	600,000		694,488
				5,159,260
Georgia - 1.2%
Gainesville & Hall County Development Authority Educational Facilities, Revenue	5.00	3/1/47	1,000,000		1,063,750
Marietta Development Authority, Revenue (University Facilities-Life University)	5.00	11/1/47	1,000,000	[b]	1,057,950
				2,121,700
Hawaii - .9%
Hawaii Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company)	4.00	3/1/37	1,500,000		1,546,080
Illinois - 8.2%
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/34	1,000,000		1,133,550

9

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Illinois - 8.2% (continued)
Chicago, General Airport Third Lien Revenue (Chicago O'Hare International Airport)	5.63	1/1/35	210,000		237,325
Chicago, General Airport Third Lien Revenue (Chicago O'Hare International Airport) (Prerefunded)	5.63	1/1/21	1,030,000	[d]	1,183,944
Chicago, GO (Project and Refunding Series)	6.00	1/1/38	1,000,000		1,156,980
Chicago, Second Lien Wastewater Transmission Revenue	5.00	1/1/39	1,000,000		1,093,530
Illinois Finance Authority, Revenue (Rehabilitation Institute of Chicago)	6.00	7/1/43	1,000,000		1,155,350
Illinois Finance Authority, Revenue, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/36	1,075,000		1,181,662
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	0.00	12/15/51	20,245,000	[c]	2,923,985
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	6.00	6/1/28	1,000,000		1,140,710
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.50	4/1/31	1,000,000		1,128,110
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	1,500,000		1,660,035
				13,995,181
Indiana - 1.0%
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/37	1,500,000		1,743,855
Iowa - 2.2%
Iowa Finance Authority, Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project)	5.25	12/1/25	2,500,000		2,673,275
Tobacco Settlement Authority of Iowa, Tobacco Settlement Asset-Backed Bonds	5.60	6/1/34	1,000,000		1,006,150
				3,679,425
Kentucky - .5%
Paducah Electric Plant Board, Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/35	750,000		856,298
Louisiana - 5.5%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Westlake Chemical Corporation Projects)	6.75	11/1/32	1,500,000		1,511,370
Louisiana Public Facilities Authority, Revenue (SUSLA Facilities, Inc. Project)	5.75	7/1/39	3,800,000		3,802,052

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Louisiana - 5.5% (continued)
New Orleans, Water Revenue	5.00	12/1/34	1,000,000	1,142,700
New Orleans, Water Revenue	5.00	12/1/40	1,000,000	1,138,890
New Orleans Aviation Board, Revenue (General Airport-N Terminal Project)	5.00	1/1/48	1,500,000	1,705,920
				9,300,932
Maine - 1.0%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	1,500,000	1,704,735
Maryland - .6%
Maryland Economic Development Corporation, Student Housing Revenue (Townson University Project)	5.00	7/1/37	1,000,000	1,083,570
Michigan - 4.7%
Detroit, Water Supply System Senior Lien Revenue	5.00	7/1/31	1,000,000	1,077,890
Michigan Finance Authority, HR (Trinity Health Credit Group)	5.00	12/1/45	2,380,000	2,718,246
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/32	1,000,000	1,144,620
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Second Lien Local Project Bonds)	5.00	7/1/34	1,000,000	1,124,540
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/36	500,000	557,750
Michigan Strategic Fund, SWDR (Genesee Power Station Project)	7.50	1/1/21	1,400,000	1,377,446
				8,000,492
Minnesota - 1.4%
Saint Paul Housing and Redevelopment Authority, Hospital Facility Revenue (HealthEast Care System Project) (Prerefunded)	5.00	11/15/20	2,145,000	[d] 2,416,621

11

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Missouri - 1.3%
Missouri Health and Educational Facilities Authority, Revenue (Lutheran Senior Services Projects)	5.00	2/1/46	1,000,000		1,076,020
Missouri Health and Educational Facilities Authority, Senior Living Facilities Revenue (Lutheran Senior Services Projects)	5.00	2/1/36	1,000,000		1,109,280
				2,185,300
New Jersey - 6.0%
New Jersey Economic Development Authority, Revenue	5.25	6/15/27	1,000,000		1,128,140
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/40	1,250,000		1,376,450
New Jersey Economic Development Authority, Special Facility Revenue (Continental Airlines, Inc. Project)	5.13	9/15/23	1,000,000		1,083,370
New Jersey Educational Facilities Authority, Revenue (Stockton University Issue)	5.00	7/1/41	1,000,000		1,101,110
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	4.63	6/1/26	1,000,000		1,001,150
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/41	3,315,000	[c]	886,763
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/41	3,760,000		3,653,329
				10,230,312
New Mexico - 1.4%
Farmington, PCR (Public Service Company of New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,426,798
New York - 5.4%
New York Convention Center Development Corporation, Senior Lien Revenue (Hotel Unit Fee Secured)	0.00	11/15/50	10,000,000	[c]	2,793,200
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	2,500,000	[b]	2,723,750
New York Transportation Development Corporation, Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/26	500,000		537,830
New York Transportation Development Corporation, Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/46	2,000,000		2,207,680

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New York - 5.4% (continued)
Niagara Area Development Corporation, Solid Waste Disposal Facility Revenue (Covanta Energy Project)	5.25	11/1/42	1,000,000	[b]	1,002,110
				9,264,570
Ohio - 7.0%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	5.88	6/1/30	1,000,000		975,570
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	26,000,000	[c]	1,687,140
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	6.50	6/1/47	4,200,000		4,199,412
Centerville, Health Care Revenue (Graceworks Lutheran Services)	5.25	11/1/47	1,200,000		1,269,696
Cuyahoga County Hospital, Hospital Revenue (The Metrohealth System)	5.00	2/15/57	1,000,000		1,063,460
Hamilton County, Healthcare Improvement Revenue (Life Enriching Communities Project)	5.00	1/1/51	1,000,000		1,067,300
Southeastern Ohio Port Authority, Hospital Facilities Improvement Revenue (Memorial Health System Obligated Group Project)	6.00	12/1/42	1,500,000		1,652,625
				11,915,203
Oklahoma - .7%
Tulsa County Industrial Authority, Senior Living Community Revenue (Montereau Inc. Project)	5.25	11/15/37	1,000,000		1,111,520
Oregon - .6%
Warm Springs Reservation Confederated Tribes, Hydroelectric Revenue (Pelton Round Butte Project)	6.38	11/1/33	1,000,000		1,061,040
Pennsylvania - 7.3%
Crawford County Hospital Authority, HR (Meadville Medical Center Project)	6.00	6/1/46	1,000,000		1,054,140
Lancaster County Hospital Authority, Revenue (Brethren Village Project)	5.25	7/1/41	1,000,000		1,105,030
Montgomery County Industrial Development Authority, Retirement Community Revenue (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/36	2,500,000		2,839,175
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue (Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,061,510

13

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Pennsylvania - 7.3% (continued)
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/36	1,000,000		1,156,230
Susquehanna Area Regional Airport Authority, Systems Revenue	4.00	1/1/33	3,000,000		2,973,060
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Health System Revenue (Geisinger Health System)) Non-recourse	5.13	6/1/35	2,000,000	[b,e]	2,171,780
				12,360,925
South Carolina - .9%
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.25	12/1/55	1,400,000		1,601,726
Tennessee - 1.0%
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue (Vanderbilt University Medical Center)	5.00	7/1/46	1,500,000		1,690,275
Texas - 10.7%
Arlington Higher Education Finance Corporation, Revenue (Uplift Education)	5.00	12/1/46	1,100,000		1,198,043
Austin Convention Enterprises, Convention Center Revenue (1st Tier-Convention Center Hotel)	5.00	1/1/32	1,000,000		1,134,700
Central Texas Regional Mobility Authority, Senior Lien Revenue	5.00	1/1/45	1,000,000		1,123,800
Clifton Higher Education Finance Corporation, Education Revenue (International Leadership of Texas)	5.75	8/15/45	1,500,000		1,616,910
Clifton Higher Education Finance Corporation, Education Revenue (Uplift Education)	4.50	12/1/44	1,500,000		1,536,270
Harris County-Houston Sports Authority, Senior Lien Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/15/49	8,000,000	[c]	1,881,360
Houston, Airport System Special Facilities Revenue (Continental Airlines, Inc. Terminal Improvement Projects)	6.50	7/15/30	1,500,000		1,660,410
Houston, Airport System Subordinate Lien Revenue (Insured; XLCA)	2.47	7/1/32	925,000	[f]	860,250
New Hope Cultural Education Facilities Finance Corporation, Retirement Facility Revenue (Westminster Project)	5.00	11/1/40	1,000,000		1,087,910
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue (Air Force Villages Obligated Group Project)	5.00	5/15/37	1,500,000		1,585,530

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Texas - 10.7% (continued)
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue (Buckingham Senior Living Community, Inc. Project)	5.25	11/15/35	1,000,000		1,048,820
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue (Blueridge Transportation Group, LLC State Highway 288 Toll Lanes Project)	5.00	12/31/55	1,000,000		1,094,700
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue (Blueridge Transportation Group, State Highway 288 Toll Lanes Project)	5.00	12/31/50	1,000,000		1,098,460
Texas Public Finance Authority Charter School Finance Corporation, Education Revenue (Burnham Wood Charter School Project)	6.25	9/1/36	1,365,000		1,382,076
				18,309,239
Virginia - 2.2%
Chesterfield County Economic Development Authority, Retirement Facilities First Mortgage Revenue (Brandermill Woods Project)	5.13	1/1/43	155,000		158,246
Fairfax County Economic Development Authority, Residential Care Facilities Mortgage Revenue (Goodwin House, Inc.)	5.00	10/1/42	1,750,000		1,945,422
Virginia College Building Authority, Educational Facilities Revenue (Marymount University Project)	5.00	7/1/45	1,000,000	[b]	1,050,150
Virginia College Building Authority, Educational Facilities Revenue (Marymount University Project) (Green Bonds)	5.00	7/1/45	500,000	[b]	525,075
				3,678,893
Washington - .8%
Washington Housing Finance Commission, Nonprofit Housing Revenue (Presbyterian Retirement Communities Northwest Projects)	5.00	1/1/46	1,300,000	[b]	1,368,250
Wisconsin - .4%
Public Finance Authority, Senior Living Revenue (Mary's Woods At Marylhurst Project)	5.25	5/15/37	625,000	[b]	674,244

15

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
U.S. Related - 1.7%
Guam Waterworks Authority, Water and Wastewater System Revenue	5.63	7/1/40	1,765,000	1,883,431
Puerto Rico Commonwealth, Public Improvement GO (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,000,000	1,044,390
				2,927,821
Total Investments (cost $158,950,010)			98.9%	168,602,500
Cash and Receivables (Net)			1.1%	1,923,372
Net Assets			100.0%	170,525,872

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, these securities were valued at $19,841,101 or 11.64% of net assets.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Collateral for floating rate borrowings.

f Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

16

Portfolio Summary (Unaudited) †	Value (%)
Health Care	22.5
Education	14.2
Transportation Services	10.9
Utility-Water and Sewer	9.3
Asset-Backed	6.9
Utility-Electric	6.3
Industrial	5.4
Special Tax	4.3
Pollution Control	2.0
City	1.3
Resource Recovery	.8
Prerefunded	.7
Housing	.6
County	.6
Other	13.1
98.9

† Based on net assets.

See notes to financial statements.

17

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2017

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	158,950,010	168,602,500
Cash		1,812,396
Interest receivable		1,823,199
Receivable for shares of Common Stock subscribed		810,547
Prepaid expenses		34,617
		173,083,259
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		111,008
Payable for shares of Common Stock redeemed		1,357,512
Payable for floating rate notes issued—Note 4		1,000,000
Interest and expense payable related to floating rate notes issued—Note 4		3,777
Accrued expenses		85,090
		2,557,387
Net Assets ($)		170,525,872
Composition of Net Assets ($):
Paid-in capital		186,367,928
Accumulated net realized gain (loss) on investments		(25,494,546)
Accumulated net unrealized appreciation (depreciation) on investments		9,652,490
Net Assets ($)		170,525,872

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	53,363,761	18,030,476	41,770,303	1,429,873	55,931,459
Shares Outstanding	4,356,636	1,472,298	3,415,622	116,818	4,573,224
Net Asset Value Per Share ($)	12.25	12.25	12.23	12.24	12.23

See notes to financial statements.

19

STATEMENT OF OPERATIONS
Year Ended August 31, 2017

Investment Income ($):
Interest Income	8,363,913
Expenses:
Management fee—Note 3(a)	979,192
Shareholder servicing costs—Note 3(c)	252,141
Distribution/Service Plan fees—Note 3(b)	220,425
Registration fees	88,154
Professional fees	66,054
Directors’ fees and expenses—Note 3(d)	17,663
Prospectus and shareholders’ reports	15,580
Interest and expense related to floating rate notes issued—Note 4	14,123
Custodian fees—Note 3(c)	7,838
Loan commitment fees—Note 2	4,054
Miscellaneous	45,198
Total Expenses	1,710,422
Less—reduction in expenses due to undertaking—Note 3(a)	(41,861)
Less—reduction in fees due to earnings credits—Note 3(c)	(3,161)
Net Expenses	1,665,400
Investment Income—Net	6,698,513
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,656,879
Net unrealized appreciation (depreciation) on investments	(7,797,688)
Net Realized and Unrealized Gain (Loss) on Investments	(4,140,809)
Net Increase in Net Assets Resulting from Operations	2,557,704

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2017	2016
Operations ($):
Investment income—net	6,698,513	7,391,274
Net realized gain (loss) on investments	3,656,879	(3,944,783)
Net unrealized appreciation (depreciation) on investments	(7,797,688)	14,816,887
Net Increase (Decrease) in Net Assets Resulting from Operations	2,557,704	18,263,378
Distributions to Shareholders from ($):
Investment income—net:
Class A	(1,999,132)	(2,251,242)
Class C	(572,085)	(696,826)
Class I	(1,420,407)	(917,093)
Class Y	(127,168)	(236,182)
Class Z	(2,416,722)	(3,150,931)
Net realized gain on investments:
Class A	(39,363)	(15,277)
Class C	(14,226)	(5,417)
Class I	(20,670)	(5,221)
Class Y	(2,462)	(1,756)
Class Z	(44,715)	(20,835)
Total Distributions	(6,656,950)	(7,300,780)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	26,908,377	30,821,480
Class C	3,432,361	6,508,345
Class I	37,401,429	20,660,953
Class Y	310,800	2,884,816
Class Z	8,685,500	3,807,446
Distributions reinvested:
Class A	1,334,593	1,621,403
Class C	360,938	393,695
Class I	1,197,585	641,267
Class Y	99,194	178,794
Class Z	1,986,307	2,537,174
Cost of shares redeemed:
Class A	(38,036,948)	(8,387,992)
Class C	(6,101,901)	(2,970,613)
Class I	(29,613,277)	(4,492,962)
Class Y	(3,587,182)	(1,551,677)
Class Z	(19,245,181)	(6,944,540)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(14,867,405)	45,707,589
Total Increase (Decrease) in Net Assets	(18,966,651)	56,670,187
Net Assets ($):
Beginning of Period	189,492,523	132,822,336
End of Period	170,525,872	189,492,523

21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended August 31,
	2017	2016
Capital Share Transactions (Shares):
Class A
Shares sold	2,257,877	2,541,373
Shares issued for distributions reinvested	112,051	133,852
Shares redeemed	(3,202,546)	(693,416)
Net Increase (Decrease) in Shares Outstanding	(832,618)	1,981,809
Class C
Shares sold	285,057	533,919
Shares issued for distributions reinvested	30,321	32,519
Shares redeemed	(516,951)	(247,939)
Net Increase (Decrease) in Shares Outstanding	(201,573)	318,499
Class I
Shares sold	3,170,256	1,681,765
Shares issued for distributions reinvested	100,270	52,918
Shares redeemed	(2,488,148)	(371,926)
Net Increase (Decrease) in Shares Outstanding	782,378	1,362,757
Class Y
Shares sold	26,977	244,537
Shares issued for distributions reinvested	8,369	14,818
Shares redeemed	(305,645)	(126,560)
Net Increase (Decrease) in Shares Outstanding	(270,299)	132,795
Class Z
Shares sold	731,630	315,111
Shares issued for distributions reinvested	166,961	209,831
Shares redeemed	(1,602,755)	(577,837)
Net Increase (Decrease) in Shares Outstanding	(704,164)	(52,895)

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Class A Shares	Year Ended August 31,
	2017	2016		2015		2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.51	11.63		11.63		10.90	12.11
Investment Operations:
Investment income—net [a]	.45	.56		.50		.54	.52
Net realized and unrealized gain (loss) on investments	(.25)	.88		.00	[b]	.73	(1.23)
Total from Investment Operations	.20	1.44		.50		1.27	(.71)
Distributions:
Dividends from investment income—net	(.45)	(.56)		(.49)		(.53)	(.50)
Dividends from net realized gain on investments	(.01)	(.00)	[b]	(.01)		(.01)	(.00)	[b]
Total Distributions	(.46)	(.56)		(.50)		(.54)	(.50)
Net asset value, end of period	12.25	12.51		11.63		11.63	10.90
Total Return (%)[c]	1.76	12.71		4.38		11.95	(6.13)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00	1.03		1.03		1.04	1.01
Ratio of net expenses to average net assets	.98	1.03		1.03		1.04	1.01
Ratio of interest and expense related to floating rate notes issued to average net assets	.01	.01		.00	[d]	.01	.00	[d]
Ratio of net investment income to average net assets	3.85	4.68		4.26		4.82	4.23
Portfolio Turnover Rate	32.84	12.46		26.66		21.00	17.40
Net Assets, end of period ($ x 1,000)	53,364	64,917		37,305		49,626	44,234

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Amount represents less than .01%.

See notes to financial statements.

23

FINANCIAL HIGHLIGHTS (continued)

Class C Shares	Year Ended August 31,
	2017	2016		2015		2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.51	11.64		11.64		10.91	12.12
Investment Operations:
Investment income—net [a]	.37	.49		.41		.46	.42
Net realized and unrealized gain (loss) on investments	(.26)	.86		.00	[b]	.73	(1.22)
Total from Investment Operations	.11	1.35		.41		1.19	(.80)
Distributions:
Dividends from investment income—net	(.36)	(.48)		(.40)		(.45)	(.41)
Dividends from net realized gain on investments	(.01)	(.00)	[b]	(.01)		(.01)	(.00)	[b]
Total Distributions	(.37)	(.48)		(.41)		(.46)	(.41)
Net asset value, end of period	12.25	12.51		11.64		11.64	10.91
Total Return (%)[c]	.98	11.89		3.58		11.09	(6.82)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.77	1.80		1.80		1.81	1.77
Ratio of net expenses to average net assets	1.75	1.80		1.80		1.81	1.77
Ratio of interest and expense related to floating rate notes issued to average net assets	.01	.01		.00	[d]	.01	.00	[d]
Ratio of net investment income to average net assets	3.10	4.08		3.51		4.07	3.49
Portfolio Turnover Rate	32.84	12.46		26.66		21.00	17.40
Net Assets, end of period ($ x 1,000)	18,030	20,935		15,780		16,748	21,784

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Amount represents less than .01%.

See notes to financial statements.

24

Class I Shares	Year Ended August 31,
	2017	2016		2015		2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.49	11.61		11.62		10.88	12.09
Investment Operations:
Investment income—net [a]	.49	.58		.53		.57	.55
Net realized and unrealized gain (loss) on investments	(.26)	.89		(.01)		.74	(1.23)
Total from Investment Operations	.23	1.47		.52		1.31	(.68)
Distributions:
Dividends from investment income—net	(.48)	(.59)		(.52)		(.56)	(.53)
Dividends from net realized gain on investments	(.01)	(.00)	[b]	(.01)		(.01)	(.00)	[b]
Total Distributions	(.49)	(.59)		(.53)		(.57)	(.53)
Net asset value, end of period	12.23	12.49		11.61		11.62	10.88
Total Return (%)	2.00	13.02		4.63		12.24	(5.91)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75	.80		.79		.79	.75
Ratio of net expenses to average net assets	.72	.80		.78		.79	.75
Ratio of interest and expense related to floating rate notes issued to average net assets	.01	.01		.00	[c]	.01	.00	[c]
Ratio of net investment income to average net assets	4.09	4.91		4.52		5.08	4.48
Portfolio Turnover Rate	32.84	12.46		26.66		21.00	17.40
Net Assets, end of period ($ x 1,000)	41,770	32,885		14,756		15,645	15,619

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Amount represents less than .01%.

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS (continued)

Class Y Shares	Year Ended August 31,
	2017	2016		2015	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.50	11.61		11.62	10.89	11.59
Investment Operations:
Investment income—net [b]	.49	.60		.54	.51	.11
Net realized and unrealized gain (loss) on investments	(.26)	.87		(.01)	.79	(.72)
Total from Investment Operations	.23	1.47		.53	1.30	(.61)
Distributions:
Dividends from investment income—net	(.48)	(.58)		(.53)	(.56)	(.09)
Dividends from net realized gain on investments	(.01)	(.00)	[c]	(.01)	(.01)	-
Total Distributions	(.49)	(.58)		(.54)	(.57)	(.09)
Net asset value, end of period	12.24	12.50		11.61	11.62	10.89
Total Return (%)	2.03	12.99		4.67	12.25	(5.35)	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73	.76		.78	.94	.81	[e]
Ratio of net expenses to average net assets	.72	.75		.75	.84	.81	[e]
Ratio of interest and expense related to floating rate notes issued to average net assets	.01	.01		.01	.01	.00	[e,f]
Ratio of net investment income to average net assets	4.12	4.91		4.58	5.28	5.62	[e]
Portfolio Turnover Rate	32.84	12.46		26.66	21.00	17.40
Net Assets, end of period ($ x 1,000)	1,430	4,840		2,954	316	1

a From July 1, 2013 (commencement of initial offering) to August 31, 2013.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

26

Class Z Shares	Year Ended August 31,
	2017	2016		2015		2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.49	11.64		11.64		10.91	12.12
Investment Operations:
Investment income—net [a]	.48	.61		.51		.56	.53
Net realized and unrealized gain (loss) on investments	(.27)	.84		.01		.73	(1.23)
Total from Investment Operations	.21	1.45		.52		1.29	(.70)
Distributions:
Dividends from investment income—net	(.46)	(.60)		(.51)		(.55)	(.51)
Dividends from net realized gain on investments	(.01)	(.00)	[b]	(.01)		(.01)	(.00)	[b]
Total Distributions	(.47)	(.60)		(.52)		(.56)	(.51)
Net asset value, end of period	12.23	12.49		11.64		11.64	10.91
Total Return (%)	1.88	12.78		4.58		11.96	(6.05)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89	.93		.93		.93	.92
Ratio of net expenses to average net assets	.85	.93		.92		.93	.92
Ratio of interest and expense related to floating rate notes issued to average net assets	.01	.01		.00	[c]	.01	.00	[c]
Ratio of net investment income to average net assets	3.98	5.06		4.38		4.94	4.33
Portfolio Turnover Rate	32.84	12.46		26.66		21.00	17.40
Net Assets, end of period ($ x 1,000)	55,931	65,915		62,027		66,925	71,479

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Amount represents less than .01%.

See notes to financial statements.

27

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund authorized 100 million Class T shares which resulted in the fund’s total authorized shares increasing from 500 million to 600 million.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T, Class Y and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

28

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

29

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2017 in valuing the fund’s investments:

30

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	168,602,500	-	168,602,500
Liabilities ($)
Floating Rate Notes††	-	(1,000,000)	-	(1,000,000)

†  See Statement of Investments for additional detailed categorizations.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At August 31, 2017, there were no transfers between levels of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2016	1,599,840
Realized gain (loss)	(2,251,219)
Change in unrealized appreciation (depreciation)	2,493,918
Purchases/issuances	-
Sales/dispositions	1,842,539
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 8/31/2017	-
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 8/31/2017	-

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

31

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2017, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $294,072, undistributed ordinary income $288,544, accumulated capital losses $25,946,423 and unrealized appreciation $9,815,823.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2017. If not applied, $10,523,962 expires

32

in fiscal year 2018 and $5,919,280 expires in fiscal year 2019. The fund has $1,814,934 of post-enactment short-term capital losses and $7,688,247 of post enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2017 and August 31, 2016 were as follows: tax-exempt income $6,535,514 and $7,236,621, and ordinary income $121,436 and $64,159, respectively.

During the period ended August 31, 2017, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, consent fees and capital loss carryover expiration, the fund decreased accumulated undistributed investment income-net by $162,999, increased accumulated net realized gain (loss) on investments by $7,106,898 and decreased paid-in capital by $6,943,899. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Effective as of May 1, 2017, the Board approved a reduction in the management fee from an annual rate of .60% to an annual rate of .50% of the value of the fund’s average daily net assets. Dreyfus has contractually agreed, from May 1, 2017 through December 31, 2017, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of Class A, C, I, Y and Z shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest

33

NOTES TO FINANCIAL STATEMENTS (continued)

expense, brokerage commission, commitment fees on borrowings and extraordinary expenses) do not exceed .62% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $41,861 during the period ended August 31, 2017.

During the period ended August 31, 2017, the Distributor retained $5,921 from commissions earned on sales of the fund’s Class A shares and $6,781 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2017, Class C shares were charged $142,871 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended August 31, 2017, Class Z shares were charged $77,554 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2017, Class A and Class C shares were charged $133,145 and $47,624, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis,

34

while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2017, the fund was charged $25,592 for transfer agency services and $1,258 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1,238.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2017, the fund was charged $7,838 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,923.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2017, the fund was charged $556 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2017, the fund was charged $11,281 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $73,396, Distribution Plan fees $17,256, Shareholder Services Plan fees $15,258, custodian fees $4,477, Chief Compliance Officer fees $4,670 and transfer agency fees $4,625, which are offset against an expense reimbursement currently in effect in the amount of $8,674.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended August 31, 2017, redemption fees charged and retained by the fund amounted to $10,404.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2017, amounted to $55,694,329 and $65,680,528, respectively.

35

NOTES TO FINANCIAL STATEMENTS (continued)

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2017 was approximately $1,000,000, with a related weighted average annualized interest rate of 1.41%.

36

At August 31, 2017, the cost of investments for federal income tax purposes was $157,786,677; accordingly, accumulated net unrealized appreciation on investments was $9,815,823, consisting of $11,685,943 gross unrealized appreciation and $1,870,120 gross unrealized depreciation.

37

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus High Yield Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus High Yield Municipal Bond Fund (one of the series comprising Dreyfus Municipal Funds, Inc.) as of August 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus High Yield Municipal Bond Fund at August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 26, 2017

38

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2017 as “exempt-interest dividends” (not generally subject to regular federal income tax). The fund also hereby reports $.0087 per share as a short-term capital gain distribution paid on December 29, 2016. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2017 calendar year on Form 1099-DIV, which will be mailed in early 2018.

39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on May 1, 2017, the Board considered the approval of an amendment of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Management Agreement”). Dreyfus proposed to amend the Management Agreement to reduce the management fee payable by the fund from 0.60% of the value of the fund’s average daily net assets to 0.50% of the value of the fund’s average daily net assets, effective as of May 1, 2017. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. Since the Board had renewed the Management Agreement at the meeting of the fund’s Board of Directors held on November 7-8, 2016 (the “November Meeting”), and, other than as discussed below, there had been no material changes in the information presented, the Board addressed certain of the relevant considerations by reference to their considerations and determinations at the November Meeting. In considering amendment of the Management Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The nature, extent and quality of services provided had been considered at the November Meeting, and there had been no material changes in this information. Dreyfus representatives stated, and the Board considered, that Dreyfus would continue to provide research and portfolio management and that Dreyfus would continue to provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered that Dreyfus does not believe that the proposed amendment to the Management Agreement would have any adverse impact on the scope or quality of the services provided to the fund by Dreyfus; and the proposed amendment also would not result in any change to the investment management of the fund.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. Dreyfus did not provide the Board with information comparing the fund’s performance with the performance of a group of comparable funds because that information had been reviewed at the November Meeting.

The Board reviewed the range of actual and contractual management fees and total expenses of a group of comparable funds (the “Expense Group”) in a report prepared by Broadridge Financial Solutions, Inc., an independent provider of investment company data, for the November Meeting (giving effect to the proposed management fee reduction and new expense limitation arrangement described below) and discussed the results of the comparisons. The Board noted that the fund’s proposed management fee was below the Expense Group medians and averages for both contractual and actual

40

management fees and the fund’s total expenses were below the Expense Group median and average.

Dreyfus representatives stated that Dreyfus has contractually agreed, until December 31, 2017 for Class A, C, I, Y and Z shares and until March 31, 2018 for Class T shares, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.62%, for Class A, C, I, Y and Z shares, and 0.78%, for Class T shares, of the fund’s average daily net assets.

Dreyfus did not provide the Board with the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund because this information had been reviewed at the November Meeting.

Analysis of Profitability and Economies of Scale. The Board had considered profitability, economies of scale and the potential benefits to Dreyfus at the November Meeting. Dreyfus representatives noted that the amendment to the Management Agreement would result in a reduction in Dreyfus’ fee (and therefore negatively impact profitability and economies of scale) and that potential benefits would not change materially as a result of the amendment from those considered at the November Meeting.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to amendment of the Management Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus continue to be adequate and appropriate.

• The Board determined that the fee to be paid to Dreyfus was appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

In evaluating the Management Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Management Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit

41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

of a number of years of reviews of the Management Agreement and of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. The Board determined to approve amendment of the Management Agreement.

42

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 130

———————

Joni Evans (75)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com, an online community dedicated to women’s conversations and publications (2007-present)

• Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 21

———————

Ehud Houminer (77)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Board of Overseers at the Columbia Business School, Columbia

University (1992-present)

Trustee, Ben Gurion University

Other Public Company Board Memberships During Past 5 Years:

•  Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 54

———————

Hans C. Mautner (79)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1978-present)

No. of Portfolios for which Board Member Serves: 21

———————

43

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Robin A. Melvin (53)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 102

———————

Burton N. Wallack (66)

Board Member (1991)

Principal Occupation During Past 5 Years:

• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 21

———————

Benaree Pratt Wiley (71)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 83

———————

44

INTERESTED BOARD MEMBER

Gordon J. Davis (76)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 55

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number:1-800-DREYFUS.

William Hodding Carter III, Emeritus Board Member

45

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 63 investment companies (comprised of 130 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel and Vice President of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014; Associate at K&L Gates from October 2011 until January 2013. She is an officer of 64 investment companies (comprised of 155 portfolios) managed by Dreyfus. She is 32 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

46

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 64 investment companies (comprised of 155 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (64 investment companies, comprised of 155 portfolios). He is 60 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 59 investment companies (comprised of 150 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Distributor since 1997.

47

NOTES

48

NOTES

49

For More Information

Dreyfus High Yield Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DHYAX Class C: DHYCX Class I: DYBIX Class Y: DHYYX Class Z: DHMBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6165AR0817

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer is member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC”).  Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $68,904 and $70,626 in 2017.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,860 in 2016 and $24,359 in 2017.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2016 and $0 in 2017.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $7,624 in 2016 and $5,670 in 2017.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2016 and $0 in 2017.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,241 in 2016 and $1,335 in 2017.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2016 and $0 in 2017.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $20,260,418 in 2016 and $29,586,733 in 2017.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 27, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 27, 2017

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)